Related Party Transactions - Schedule of Accrued Fees and Expenses Due to General Partner and Affiliates (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012
Related Party Transactions [Abstract]
Asset management fee payable	$ 167,008	$ 141,775
Advances made to the Partnership from General Partner or affiliates		55,483
Expenses paid by the General Partner or affiliates on behalf of the Partnership	10,430	6,874
Total	$ 177,438	$ 204,132